CURRENT RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
CURRENT RECEIVABLES AND OTHER CURRENT ASSETS	CURRENT RECEIVABLES AND OTHER CURRENT ASSETS

	At December 31,
	2021	2020
	(€ thousand)
Trade receivables	185,000	184,260
Receivables from financing activities	1,143,968	939,607
Current tax receivables	14,306	12,438
Other current assets	122,224	76,471
Total	1,465,498	1,212,776
Trade receivables
    The following table sets forth a breakdown of trade receivables by nature:

	At December 31,
	2021	2020
	(€ thousand)
Trade receivables due from:
Dealers	58,446	62,301
Stellantis Group (*) companies	23,737	37,906
Sponsorship and commercial activities	29,666	31,917
Brand activities	23,902	21,886
Other	49,249	30,250
Total	185,000	184,260
______________________________
(*) Previously referred to as Fiat Chrysler Automobiles N.V. or FCA prior to the merger between FCA and Peugeot S.A. completed on January 16, 2021, which resulted in the creation of Stellantis N.V.
Trade receivables due from dealers relate to receivables for the sale of cars across the dealer network and are generally settled within 30 to 40 days from the date of invoice.
    Trade receivables due from Stellantis Group companies mainly relate to the sale of engines and car bodies to Maserati S.p.A. and Officine Maserati Grugliasco S.p.A. (together “Maserati”) which are controlled by the Stellantis Group. For additional information, see Note 28, “Related Party Transactions”.
    Trade receivables due from sponsorship and commercial activities mainly relate to the Group’s participation in the Formula 1 World Championship. Trade receivables due from brand activities relate to amounts receivable for licensing and merchandising activities. The Group is not exposed to significant concentration of third party credit risk.
The following table sets forth a breakdown of trade receivables by currency:

	At December 31,
	2021	2020
	(€ thousand)
Trade receivables denominated in:
Euro	78,286	111,191
U.S. Dollar	84,590	51,295
Pound Sterling	3,908	6,560
Chinese Yuan	2,478	1,398
Japanese Yen	11,348	8,921
Other currencies	4,390	4,895
Total	185,000	184,260
    Trade receivables are shown net of an allowance for doubtful accounts determined on the basis of insolvency risk and historical experience, adjusted for forward-looking factors specific to the receivables and the economic environment. Additional provisions to the allowance for doubtful accounts are recorded within selling, general and administrative costs in the consolidated income statement.
Changes in the allowance for doubtful accounts of trade receivables during the year were as follows:

	2021	2020
	(€ thousand)
At January 1,	28,312	27,171
Additional provisions	2,094	5,743
Utilizations	(1,835)	(2,860)
Releases	(2,741)	(1,595)
Other changes	154	(147)
At December 31,	25,984	28,312
Receivables from financing activities
Receivables from financing activities are as follows:

	At December 31,
	2021	2020
	(€ thousand)
Client financing	1,132,979	925,878
Dealer financing	10,989	13,729
Total receivables from financing activities	1,143,968	939,607
Receivables from financing activities relate to the financial services portfolio in the United States and are generally secured on the title of cars or other guarantees.
Receivables from financing activities are shown net of an allowance for doubtful accounts determined on the basis of insolvency risks, adjusted for forward-looking factors specific to the receivables and the economic environment.
Additional provisions to the allowance for doubtful accounts are recorded within cost of sales in the consolidated income statement.
    Changes in the allowance for doubtful accounts of receivables from financing activities during the year are as follows:

	2021	2020
	(€ thousand)
At January 1,	13,195	7,480
Additional provisions	2,737	9,502
Utilizations	(4,507)	(3,078)
Releases	(1,270)	—
Other changes	1,049	(709)
At December 31,	11,204	13,195
Client financing
    Client financing relates to financing provided by the Group to Ferrari clients to finance their car acquisitions. During 2021 the average contractual duration at inception of such contracts was approximately 66 months (67 months in 2020) and the weighted average interest rate was approximately 5.2 percent (approximately 5.5 percent in 2020). Receivables for client financing are generally secured on the titles of the related cars or other personal guarantees.
Client financing relates entirely to financial services activities in the United States and is denominated in U.S. Dollars.
    Dealer financing
    In 2021 the Group discontinued dealer financing secured by the titles of the cars sold through the dealer network. The Group still carries one existing longer term loan bearing a rate based on LIBOR plus a variable spread based on dealer's performance.
    Other current assets
    Other current assets are detailed as follows:

	At December 31,
	2021	2020
	(€ thousand)
Italian and foreign VAT credits	61,278	31,620
Prepayments	36,084	38,826
Other	24,862	6,025
Total other current assets	122,224	76,471
    Other includes security deposits, amounts due from personnel and other receivables.
    At December 31, 2021, the Group had provided guarantees through third parties amounting to €226,878 thousand (€169,186 thousand at December 31, 2020), principally to (i) banks for a U.S. Dollar denominated credit facility of FFS Inc., (ii) tax authorities for VAT reimbursements according to Italian legislation and (iii) customs authorities for duties on import and export activities.
    The analysis of receivables and other current assets by due date (excluding prepayments) is as follows:

	At December 31, 2021
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	137,694	70	—	47,237	185,000
Receivables from financing activities	197,207	820,363	73,665	52,733	1,143,968
Client financing	196,018	810,563	73,665	52,733	1,132,979
Dealer financing	1,189	9,800	—	—	10,989
Current tax receivables	14,306	—	—	—	14,306
Other current assets	84,417	998	155	570	86,140
Total	433,624	821,431	73,820	100,540	1,429,414

	At December 31, 2020
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	137,564	69	—	46,627	184,260
Receivables from financing activities	159,778	657,073	57,202	65,554	939,607
Client financing	156,154	646,968	57,202	65,554	925,878
Dealer financing	3,624	10,105	—	—	13,729
Current tax receivables	10,314	2,124	—	—	12,438
Other current assets	36,971	247	180	247	37,645
Total	344,627	659,513	57,382	112,428	1,173,950

Overdue amounts represent receivables and other current assets where payments are past their due date.